Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (1,389,937)	$ (1,115,977)	$ 1,218,714
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries	1,070,673	(1,115,977)	1,218,714
Item not involving cash:
Provision for advance to suppliers	250,000	50,000	0
Changes in operating assets and liabilities:
Due from subsidiaries	(45,000)	(8,250,000)	(1,569,000)
Other current liabilities	0	(21,510)	20,510
Net cash used in operating activities	(114,264)	(8,335,596)	(1,716,329)
CASH FLOW FROM INVESTING ACTIVITIES
Advance for potential land purchase	0	0	201,354
Advance for potential warehouse investment	0	0	(1,000,000)
Long-term investment	(8,860,000)	0	(3,900,000)
Net cash used in investing activities	(8,860,000)	0	(4,698,646)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from registered direct offering	8,865,500	0	0
Proceeds from private placement	0	8,000,000	0
Proceeds from related party	0	2,081,165	0
Repayments to related party	0	(1,629,876)	0
Net cash provided in financing activities	8,865,500	8,451,289	0
EFFECT OF FOREIGN EXCHANGE	0	0	0
CHANGES IN CASH AND RESTRICTED CASH	(108,764)	115,693	(6,414,975)
CASH AND RESTRICTED CASH, beginning of year	118,057	2,364	6,417,339
CASH AND RESTRICTED CASH, end of year	$ 9,293	$ 118,057	$ 2,364